Basis of preparation of the financial statements and changes to the Group’s accounting policies (Details)	12 Months Ended
Dec. 31, 2024 segement
Disclosure Of Basis Of Preparation Of Financial Statements Abstract [Abstract]
Number of operating segment	1
Minimum local tax rate	15.00%